Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			$ 6,457,104
Depreciation and amortization	$ (65,440)	$ (61,773)	(134,240)	$ (127,315)
Property plant and equipment and intangible assets, Ending balance	7,168,733		7,168,733
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			8,272,260
Additions			825,170
Disposals			(13,550)
Reclassified from right-of-use-assets			146
Effect of currency translation			15,648
Property plant and equipment and intangible assets, Ending balance	9,099,674		9,099,674
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(1,815,156)
Depreciation and amortization			(121,489)
Depreciation and amortization of disposals			11,458
Reclassified from right-of-use-assets			(146)
Effect of currency translation			(5,608)
Property plant and equipment and intangible assets, Ending balance	(1,930,941)		(1,930,941)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			1,651,236
Property plant and equipment and intangible assets, Ending balance	1,685,051		1,685,051
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			2,713,263
Additions			29,376
Disposals			(1,661)
Reclassified between assets			39,555
Effect of currency translation			8,946
Property plant and equipment and intangible assets, Ending balance	2,789,479		2,789,479
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(1,062,027)
Depreciation and amortization			(38,838)
Depreciation and amortization of disposals			266
Effect of currency translation			(3,829)
Property plant and equipment and intangible assets, Ending balance	(1,104,428)		(1,104,428)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			3,985,793
Property plant and equipment and intangible assets, Ending balance	4,426,052		4,426,052
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			4,573,867
Additions			2,690
Reclassified from right-of-use-assets			124
Reclassified between assets			505,771
Property plant and equipment and intangible assets, Ending balance	5,082,452		5,082,452
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(588,074)
Depreciation and amortization			(68,202)
Reclassified from right-of-use-assets			(124)
Property plant and equipment and intangible assets, Ending balance	(656,400)		(656,400)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			314,717
Property plant and equipment and intangible assets, Ending balance	491,842		491,842
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			314,717
Additions			213,680
Reclassified between assets			(39,555)
Effect of currency translation			3,000
Property plant and equipment and intangible assets, Ending balance	491,842		491,842
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			407,998
Property plant and equipment and intangible assets, Ending balance	454,643		454,643
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			407,998
Additions			552,416
Reclassified between assets			(505,771)
Property plant and equipment and intangible assets, Ending balance	454,643		454,643
Office Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			4,412
Property plant and equipment and intangible assets, Ending balance	4,125		4,125
Office Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			19,311
Additions			1,059
Disposals			(477)
Reclassified from right-of-use-assets			22
Reclassified between assets			59
Effect of currency translation			366
Property plant and equipment and intangible assets, Ending balance	20,340		20,340
Office Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(14,899)
Depreciation and amortization			(1,507)
Depreciation and amortization of disposals			475
Reclassified from right-of-use-assets			(22)
Effect of currency translation			(262)
Property plant and equipment and intangible assets, Ending balance	(16,215)		(16,215)
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			15,287
Property plant and equipment and intangible assets, Ending balance	20,139		20,139
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			24,013
Additions			3,584
Disposals			(29)
Effect of currency translation			2,861
Property plant and equipment and intangible assets, Ending balance	30,429		30,429
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(8,726)
Depreciation and amortization			(439)
Depreciation and amortization of disposals			29
Effect of currency translation			(1,154)
Property plant and equipment and intangible assets, Ending balance	(10,290)		(10,290)
Other Fixed Assets
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			16,602
Property plant and equipment and intangible assets, Ending balance	16,197		16,197
Other Fixed Assets | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			53,621
Additions			622
Reclassified between assets			(64)
Effect of currency translation			110
Property plant and equipment and intangible assets, Ending balance	54,289		54,289
Other Fixed Assets | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(37,019)
Depreciation and amortization			(1,035)
Effect of currency translation			(38)
Property plant and equipment and intangible assets, Ending balance	(38,092)		(38,092)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			61,059
Property plant and equipment and intangible assets, Ending balance	70,684		70,684
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			165,470
Additions			21,743
Disposals			(11,383)
Reclassified between assets			5
Effect of currency translation			365
Property plant and equipment and intangible assets, Ending balance	176,200		176,200
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(104,411)
Depreciation and amortization			(11,468)
Depreciation and amortization of disposals			10,688
Effect of currency translation			(325)
Property plant and equipment and intangible assets, Ending balance	$ (105,516)		$ (105,516)